Post-employment benefits - Disclosure of Fair Value of Plan Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Employee Benefits [Abstract]
Equity instruments	€ 3,578	€ 0
Euroland bonds	3,182	0
Hold to maturity bonds	341	0
Property	2,290	0
Other assets	396	0
Alternative investments	291	0
Insurance contracts	0	9,173
Total	€ 10,078	€ 9,173
Equity instruments, allocation percentage	35.50%	0.00%
Euroland bonds, allocation percentage	31.60%	0.00%
Hold to maturity bonds, allocation percentage	3.40%	0.00%
Property, allocation percentage	22.70%	0.00%
Other assets, allocation percentage	3.90%	0.00%
Alternative investments, allocation percentage	2.90%	0.00%
Insurance contracts, allocation percentage	0.00%	100.00%
Total, allocation percentage	100.00%	100.00%